Income Taxes - Deferred Tax Asset and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Deferred income tax assets:
Net operating loss	$ 64.8		$ 161.1
Property, net	52.1		48.2
Insurance reserve	32.0		26.0
Stock-based compensation	23.7		23.4
Allowance for doubtful accounts	19.3	$ 7.0	24.5
Alternative minimum tax	7.5		10.6
Carrying value of partnerships	12.9		22.1
Other accruals	26.1		25.7
Tax credits	2.6		14.0
Noncontrolling interest	14.8		10.6
Other	0.8		0.8
Total deferred income tax assets	256.6		367.0
Less: Valuation allowance	(27.9)		(27.6)
Net deferred income tax assets	228.7		339.4
Deferred income tax liabilities:
Intangibles	(113.2)		(112.8)
Convertible debt interest	(38.1)		(35.3)
Other	(1.6)		(0.5)
Total deferred income tax liabilities	(152.9)		(148.6)
Net deferred income tax assets	$ 75.8		$ 190.8